Newbuildings - Schedule of newbuildings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vessel financing arrangement | Sale and leaseback facility
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt	$ 295,500	$ 388,000
Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments	310,800
Mount Bandeira and Mount Hua | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments	5,100
Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments		75,700
Mount Norefjell, Mount Ita, Mount Etna, Mount Blanc, Mount Matterhorn and Mount Neblina | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments		302,600
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
As of January 1	132,646	176,145
Installment payments	310,773	378,305
Capitalized interest	1,956	7,805
Other capitalized costs	5,461	8,126
Reclassification to Vessels and equipment	(450,836)	(437,735)
As of December 31	$ 0	$ 132,646